Shareholder Report, Holdings (Details) - PRUDENTIAL'S GIBRALTAR FUND, INC	Jun. 30, 2026
Holdings [Line Items]
Percent of Net Asset Value	104.60%
Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.90%
Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Interactive Media & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Affiliated Mutual Fund - Short-Term Investment (4.2% represents investments purchased with collateral from securities on loan) [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Automobiles [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Electronic Equipment, Instruments & Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Diversified Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Aerospace Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.60%)
Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%